UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03084

Jennison Small Company Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Marguerite E.H. Morrison

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7525

Date of fiscal year end: 9/30/2004

Date of reporting period: 3/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Small Company Fund, Inc.

MARCH 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Small-capitalization stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison Small Company Fund, Inc.

Jennison Small Company Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Small Company Fund, Inc. (the Fund) is capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 3/31/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	19.21%	61.83%	54.37%	160.98%	361.93%

Class B	18.80	60.59	48.72	142.35	946.77

Class C	18.80	60.59	48.72	N/A	141.10

Class Z	19.42	62.21	56.27	N/A	104.79

Russell 2000 Index[3]	21.69	63.83	58.55	169.88	***

S&P SmallCap 600 Index[4]	21.92	56.49	85.16	231.01	****

Lipper Small-Cap Core Funds Avg.[5]	21.79	60.36	91.67	206.49	*****

Average Annual Total Returns[1] as of 3/31/04
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	52.93%	7.84%	9.45%	10.94%

Class B	55.59	8.12	9.26	10.57

Class C	59.59	8.26	N/A	9.53

Class Z	62.21	9.34	N/A	9.27

Russell 2000 Index[3]	63.83	9.66	10.44	***

S&P SmallCap 600 Index[4]	56.49	13.11	12.72	****

Lipper Small-Cap Core Funds Avg.[5]	60.36	13.32	11.19	*****

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1

2	Visit our website at www.jennisondryden.com

fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception dates: Class A, 1/22/90; Class B, 11/13/80; Class C, 8/1/94; and Class Z, 3/1/96. 3The Russell 2000 Index is an unmanaged capital-weighted index of the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 8% of their aggregate market value. 4The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. It is a broad indicator of how U.S. small-cap stock prices have performed. 5The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the S&P SmallCap 600 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Russell 2000 Index Closest Month-End to Inception cumulative total returns are 376.48% for Class A, 1,162.09% for Class B, 176.33% for Class C, and 102.23% for Class Z. Russell 2000 Index Closest Month-End to Inception average annual total returns are 11.65% for Class A, 11.44% for Class B, 11.09% for Class C, and 9.10% for Class Z. ****S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are 462.74% for Class A, 715.57% for Class B, 241.28% for Class C, and 144.81% for Class Z. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are 12.97% for Class A, 11.02% for Class B, 13.54% for Class C, and 11.71% for Class Z. The S&P SmallCap 600 Index began 2/29/84, therefore the returns for Class B shares represent an inception from that time. *****Lipper Small-Cap Core Funds Average Closest Month-End to Inception cumulative total returns are 428.02% for Class A, 1,126.43% for Class B, 216.19% for Class C, and 140.58% for Class Z. Lipper Small-Cap Core Funds Average Closest Month-End to Inception average annual total returns are 11.96% for Class A, 10.15% for Class B, 12.02% for Class C, and 10.74% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/04
Eaton Vance Corp., Capital Markets	2.0%

Alliance Data Systems Corp., IT Services	2.0

Stancorp Financial Group, Inc., Insurance	1.6

Radio One, Inc., Class D, Media	1.5

Pentair, Inc., Machinery	1.5

Holdings are subject to change.

Jennison Small Company Fund, Inc.	3

Five Largest Industries expressed as a percentage of net assets as of 3/31/04
Commercial Services & Supplies	10.8%

Healthcare Providers & Services	8.4

IT Services	6.9

Media	5.9

Capital Markets	4.8

Industry weightings are subject to change.

4	Visit our website at www.jennisondryden.com

Financial Statements

MARCH 31, 2004	SEMIANNUAL REPORT

Jennison Small Company Fund, Inc.

Portfolio of Investments

as of March 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS

Airlines 0.9%

250,300	SkyWest, Inc.	$4,815,772

Beverages 0.7%

118,800	Cott Corp. (Canada)(a)(b)	3,491,532

Capital Markets 4.8%

271,500	Eaton Vance Corp.	10,349,580
173,500	Gladstone Capital Corp.	3,902,015
139,200	National Financial Partners Corp.	4,489,200
50,300	Piper Jaffray Cos., Inc.(a)	2,723,745
154,100	W.P. Stewart & Co. Ltd. (Bermuda)(b)	3,072,754

		24,537,294

Chemicals 3.1%

156,500	Airgas, Inc.	3,333,450
126,800	Cabot Corp.	4,159,040
153,500	Cambrex Corp.	4,129,150
174,600	Spartech Corp.	4,347,540

		15,969,180

Commercial Banks 1.7%

124,800	Southwest Bancorporation of Texas, Inc.	4,708,704
104,200	UCBH Holdings, Inc.	4,172,168

		8,880,872

Commercial Services & Supplies 10.9%

194,000	ARAMARK Corp.(b)	5,317,540
60,300	Bright Horizons Family Solutions, Inc.(a)	2,843,748
110,400	Corporate Executive Board Co.	5,188,800
185,100	Education Management Corp.(a)	5,891,733
1,066,100	Exult, Inc.(a)(b)	6,641,803
267,400	FTI Consulting, Inc.(a)(b)	4,454,884
233,800	Labor Ready, Inc.(a)	3,160,976
269,000	NCO Group, Inc.(a)	6,286,530
65,800	Waste Connections, Inc.(a)(b)	2,618,840
260,400	Watson Wyatt & Co. Holdings(a)	6,572,496
270,400	West Corp.(a)(b)	6,732,960

		55,710,310

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Communications Equipment 1.3%

1,038,700	Corvis Corp.(a)(b)	$1,994,304
352,550	REMEC, Inc.(a)(b)	2,679,380
121,600	Tollgrade Communications, Inc.(a)	1,940,736

		6,614,420

Construction & Engineering 0.9%

156,800	Insituform Technologies, Inc. Class A(a)	2,450,784
211,000	The Shaw Group, Inc.(a)(b)	2,287,240

		4,738,024

Diversified Telecommunication Services 1.1%

140,900	Commonwealth Telephone Enterprises, Inc.(a)(b)	5,778,309

Electrical Equipment 0.2%

46,500	Belden, Inc.	882,105

Electrical Utilities 0.7%

92,900	Pinnacle West Capital Corp.	3,655,615

Electronic Equipment & Instruments 2.0%

84,200	Amphenol Corp.(a)	2,500,740
77,300	CDW Corp.	5,226,253
742,000	Pemstar, Inc.(a)(b)	2,708,300

		10,435,293

Energy Equipment & Services 2.5%

61,400	Cooper Cameron Corp.(a)(b)	2,704,670
208,200	Hanover Compressor Co.(a)(b)	2,517,138
53,800	Precision Drilling Corp.(a)	2,506,004
291,200	Pride International, Inc.(a)(b)	4,967,872

		12,695,684

Food and Staples Retailing 2.3%

43,100	Casey’s General Stores, Inc.	715,460
111,000	NeighborCare, Inc.(a)	2,691,750
125,200	SUPERVALU, Inc.(b)	3,823,608
89,000	United Natural Foods, Inc.(a)	4,280,010

		11,510,828

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food Products 0.8%

103,800	American Italian Pasta Co. Class A(b)	$4,144,734

Health Care Equipment & Supplies 4.3%

552,500	Endocare, Inc.(a)(b)	2,016,625
132,500	Fisher Scientific International, Inc.(a)(b)	7,292,800
75,000	INAMED Corp.(a)	3,996,000
46,500	Integra LifeSciences Holdings(a)	1,423,830
197,400	Intuitive Surgical, Inc.(a)	3,355,800
620,900	MedSource Technologies, Inc.(a)	3,675,728

		21,760,783

Health Care Providers & Services 8.0%

154,700	AMERIGROUP Corp.(a)	7,069,790
140,400	Covance Inc.(a)(b)	4,835,376
165,400	Inveresk Research Group, Inc.(a)	4,700,668
222,600	NDCHealth Corp.	6,043,590
401,700	Odyssey Healthcare, Inc.(a)(b)	7,572,045
146,700	Omnicare, Inc.	6,503,211
181,800	Priority Healthcare Corp. Class B(a)	3,870,522

		40,595,202

Hotels Restaurants & Leisure 2.7%

158,800	Navigant International, Inc.(a)(b)	2,858,400
179,500	Ruby Tuesday, Inc.(b)	5,770,925
167,300	Speedway Motorsports, Inc.	5,070,863

		13,700,188

Household Durables 0.7%

113,000	Furniture Brands International, Inc.(b)	3,638,600

Insurance 3.8%

76,700	Protective Life Corp.	2,872,415
121,300	StanCorp Financial Group, Inc.	7,914,825
97,300	The Navigators Group, Inc.(a)	2,800,294
11,300	White Mountains Insurance Group Ltd.	5,926,851

		19,514,385

Internet & Catalog Retail 0.9%

237,300	Insight Enterprises, Inc.(a)	4,568,025

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Internet Software & Services 3.4%

151,900	Digital River, Inc.(a)(b)	$3,555,979
464,900	Digitas, Inc.(a)	4,783,821
86,900	Equinix, Inc.(a)(b)	3,146,736
350,800	RealNetworks, Inc.(a)	2,104,800
522,400	S1 Corp.(a)	3,970,240

		17,561,576

IT Services 7.0%

302,600	Alliance Data Systems Corp.(a)	10,152,230
733,300	Answerthink, Inc.(a)	5,661,076
153,100	Forrester Research, Inc.(a)	2,901,245
58,400	Global Payments, Inc.(b)	2,632,672
115,900	Iron Mountain, Inc.(a)(b)	5,172,617
465,400	Lionbridge Technologies, Inc.(a)	4,528,342
385,600	Pegasus Solutions, Inc.(a)	4,503,808

		35,551,990

Leisure Equipment & Products 0.3%

258,700	Concord Camera Corp.(a)	1,624,636

Machinery 2.2%

132,000	Pentair, Inc.	7,788,000
158,335	Robbins & Myers, Inc.	3,412,119

		11,200,119

Media 6.0%

185,300	Alliance Atlantis Communications, Inc. Class B (Canada)(a)	3,520,700
139,100	Entercom Communications Corp.(a)	6,297,057
247,200	Entravision Communications Corp. Class A(a)	2,217,384
308,100	Harris Interactive, Inc.(a)	2,597,283
464,100	Imax Corp. (Canada)(a)(b)	2,733,549
384,700	Insight Communications Co., Inc.(a)	3,847,000
422,000	Radio One, Inc. Class D(a)(b)	7,807,000
216,500	Regent Communications, Inc.(a)	1,409,415

		30,429,388

Metals & Mining 1.3%

98,300	Arch Coal, Inc.	3,085,637
186,900	Compass Minerals International, Inc.	3,063,291
201,600	Liquidmetal Technologies, Inc.(a)(b)	643,104

		6,792,032

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Multiline Retail 1.0%

332,400	Big Lots, Inc.(a)	$4,819,800

Oil & Gas 4.7%

209,400	Denbury Resources, Inc.(a)	3,530,484
151,400	Encore Aquisition Co.(a)	4,193,780
77,300	Evergreen Resources, Inc.(a)(b)	2,655,255
108,300	Nexen, Inc.(a)	4,210,704
139,100	Quicksilver Resources, Inc.(a)(b)	5,391,516
189,100	Remington Oil & Gas Corp.(a)	3,734,725

		23,716,464

Pharmaceuticals 0.6%

137,000	Impax Laboratories, Inc.(a)(b)	3,064,690

Real Estate 4.6%

201,900	American Financial Realty Trust	3,422,205
197,100	Annaly Mortgage Management, Inc.	3,853,305
117,200	Cousins Properties, Inc.	3,842,988
187,900	Gladstone Commercial Corp.	3,213,090
78,600	Kilroy Realty Corp.	2,790,300
138,300	Liberty Property Trust	6,223,500

		23,345,388

Road & Rail 1.5%

335,000	Heartland Express, Inc.	7,631,300

Semiconductor & Semiconductor Equipment 2.1%

121,500	Cabot Microelectronics Corp.(a)(b)	5,132,160
61,100	Marvell Technology Group Ltd. (Bermuda)(a)(b)	2,752,555
101,500	Power Integrations, Inc.(a)(b)	2,976,995

		10,861,710

Software 2.7%

112,900	Concur Technologies, Inc.(a)	1,264,480
207,700	Inet Technologies, Inc.(a)	2,577,557
148,600	Manugistics Group, Inc.(a)	1,016,424
266,300	Mentor Graphics Corp.(a)(b)	4,745,466
111,400	MRO Software, Inc.(a)	1,294,468
209,700	NetIQ Corp.(a)	2,927,412

		13,825,807

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Specialty Retail 4.6%

28,300	Abercrombie & Fitch Co. Class A	$957,672
132,200	Advanced Auto Parts, Inc.(a)(b)	5,376,574
351,900	Casual Male Retail Group, Inc.(a)(b)	3,638,646
112,000	Cost Plus, Inc.(a)(b)	4,676,000
116,100	Linens ‘n Things, Inc.(a)	4,111,101
169,200	PETCO Animal Supplies, Inc.(a)	4,768,056

		23,528,049

Textiles & Apparel 0.9%

134,400	Polo Ralph Lauren Corp.(b)	4,607,232

Wireless Telecommunication Services 1.0%

223,500	Western Wireless Corp. Class A(a)	5,223,195

	Total long-term investments (cost $404,994,609)	501,420,531

SHORT-TERM INVESTMENTS 29.0%

Mutual Fund 29.0%

147,679,969	Dryden Core Investment Fund - Taxable Money Market Series(c) (cost $147,679,969; Note 3)	147,679,969

Principal Amount (000)

Repurchase Agreement

$44	State Street Bank & Trust Co. Repurchase Agreement, dated 03/31/04, 0.05%, due 04/01/04(d) (cost $44,000)	44,000

	Total short-term investments (cost $147,723,969)	147,723,969

	Total Investments 127.2% (cost $552,718,578; Note 5)	649,144,500
	Liabilities in excess of other assets (27.2%)	(138,757,660)

	Net Assets 100%	$510,386,840

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Repurchase price of $44,000. Collateralized by $30,000 U.S. Treasury Bond with a rate of 9.0%, maturity date of 11/15/18, and aggregate market value, including accrued interest, of $46,681.

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	11

Statement of Assets and Liabilities

as of March 31, 2004 (Unaudited)

Assets

Investments, at value, including securities on loan of $129,192,599 (cost $552,718,578)	$649,144,500
Cash	657
Receivable for investments sold	6,211,706
Receivable for Fund shares sold	457,392
Dividends and interest receivable	408,502
Prepaid expenses	11,161

Total assets	656,233,918

Liabilities

Payable to broker for collateral for securities on loan (Note 4)	136,043,442
Payable for Fund shares reacquired	5,456,533
Payable for investments purchased	3,454,742
Accrued expenses and other liabilities	412,270
Management fee payable	301,265
Distribution fee payable	177,948
Withholding tax payable	878

Total liabilities	145,847,078

Net Assets	$510,386,840

Net assets were comprised of:
Common stock, at par	$282,057
Paid-in capital, in excess of par	391,650,562

391,932,619
Accumulated net investment loss	(1,758,746)
Accumulated net realized gain on investments	23,787,012
Net unrealized appreciation on investments and foreign currencies	96,425,955

Net assets, March 31, 2004	$510,386,840

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Class A

Net asset value and redemption price per share ($319,537,213 ÷ 17,053,604 shares of common stock issued and outstanding)	$18.74
Maximum sales charge (5.5% of offering price)	1.09

Maximum offering price to public	$19.83

Class B

Net asset value, offering price and redemption price per share ($111,927,716 ÷ 6,868,145 shares of common stock issued and outstanding)	$16.30

Class C

Net asset value, offering price and redemption price per share ($18,460,875 ÷ 1,132,805 shares of common stock issued and outstanding)	$16.30

Class Z

Net asset value, offering price and redemption price per share ($60,461,036 ÷ 3,151,125 shares of common stock issued and outstanding)	$19.19

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	13

Statement of Operations

Six Months Ended March 31, 2004 (Unaudited)

Net Investment Income

Income
Dividends (net of foreign withholding taxes of $872)	$1,752,121
Income from securities loaned, net	85,831

Total income	1,837,952

Expenses
Management fee	1,797,086
Distribution fee—Class A	383,604
Distribution fee—Class B	558,067
Distribution fee—Class C	93,078
Transfer agent’s fees and expenses	554,000
Reports to shareholders	75,000
Custodian’s fees and expenses	69,000
Registration fees	25,000
Audit fee	14,000
Legal fees and expenses	11,000
Directors’ fees	7,000
Miscellaneous	9,863

Total expenses	3,596,698

Net investment loss	(1,758,746)

Realized And Unrealized Gain On Investments And Foreign Currencies

Net realized gain on Investment transactions	65,619,709

Net change in unrealized appreciation on:
Investments	25,389,011
Foreign currencies	33

25,389,044

Net gain on investments and foreign currencies	91,008,753

Net Increase In Net Assets Resulting From Operations	$89,250,007

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended March 31, 2004	Year Ended September 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment loss	$(1,758,746)	$(3,208,938)
Net realized gain (loss) on investment transactions	65,619,709	(28,127,226)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	25,389,044	169,141,367

Net increase in net assets resulting from operations	89,250,007	137,805,203

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	42,685,681	74,727,475
Cost of shares reacquired	(108,309,912)	(126,468,912)

Net decrease in net assets from Fund share transactions	(65,624,231)	(51,741,437)

Total increase	23,625,776	86,063,766

Net Assets

Beginning of period	486,761,064	400,697,298

End of period	$510,386,840	$486,761,064

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	15

Notes to Financial Statements

(Unaudited)

Jennison Small Company Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a

16	Visit our website at www.jennisondryden.com

security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from

Jennison Small Company Fund, Inc.	17

Notes to Financial Statements

(Unaudited) Cont’d

valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees; for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

18	Visit our website at www.jennisondryden.com

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .70 of 1% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the ‘Class A, B and C Plans’), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average

Jennison Small Company Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% of the Class A Shares.

PIMS has advised the Fund that it received approximately $55,600 and $2,200 in front-end sales charges resulting from sales of Class A and Class C shares during the six months ended March 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2004, it received approximately $77,900 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004, the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration date of the renewed SCA will be October 29, 2004. The Series did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2004 the Fund incurred fees of approximately $417,600 for the services of PMFS. As of March 31, 2004 approximately $66,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, when applicable.

20	Visit our website at www.jennisondryden.com

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $39,800 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, were approximately $37,900 for the six months ended March 31, 2004. As of March 31, 2004, approximately $6,300 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly known as Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2004, the Fund earned income of $105,949 and $85,831 from the Series by investing its excess cash and collateral received from securities lending, respectively.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended March 31, 2004, PIM has been compensated by the Fund approximately $28,610 for these services.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2004 were $167,823,585 and $229,583,073, respectively.

As of March 31, 2004, the Series had securities on loan with an aggregate market value of $129,192,599. The Series received $135,954,151 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Series’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$558,091,640	$109,281,714	$18,228,854	$91,052,860

Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The adjusted net unrealized appreciation on a tax basis was $91,052,893, which included other tax basis adjustments of $33 that was primarily attributed to the mark to market of receivables and payables.

For federal income tax purposes, the Fund had a capital loss carryforward of approximately $15,915,000 of which $11,493,000 expires in 2008 and $4,422,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares with in twelve months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front end sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock authorized $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock. Class A, Class B, Class C and Class Z shares each consist of 250 million authorized shares. As of March 31, 2004, Prudential owned 474,357 Class Z shares.

22	Visit our website at www.jennisondryden.com

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March, 2004:
Shares sold	1,235,978	$21,480,575
Shares reacquired	(2,479,420)	(43,475,354)

Net increase (decrease) in shares outstanding before conversion	(1,243,442)	(21,994,779)
Shares issued upon conversion from Class B	361,876	6,480,651

Net increase (decrease) in shares outstanding	(881,566)	$(15,514,128)

Year ended September 30, 2003:
Shares sold	3,042,229	$40,686,216
Shares reacquired	(4,978,602)	(65,574,277)

Net increase (decrease) in shares outstanding before conversion	(1,936,373)	(24,888,061)
Shares issued upon conversion from Class B	855,109	11,475,061

Net increase (decrease) in shares outstanding	(1,081,264)	$(13,413,000)

Class B
Six months ended March 31, 2004:
Shares sold	406,612	$6,187,870
Shares reacquired	(663,536)	(10,164,673)

Net increase (decrease) in shares outstanding before conversion	(256,924)	(3,976,803)
Shares reacquired upon conversion into Class A	(415,713)	(6,480,651)

Net increase (decrease) in shares outstanding	(672,637)	$(10,457,454)

Year ended September 30, 2003:
Shares sold	728,301	$8,553,873
Shares reacquired	(2,265,927)	(24,747,586)

Net increase (decrease) in shares outstanding before conversion	(1,537,626)	(16,193,713)
Shares reacquired upon conversion into Class A	(976,420)	(11,475,061)

Net increase (decrease) in shares outstanding	(2,514,046)	$(27,668,774)

Class C
Six months ended March 31, 2004:
Shares sold	124,063	$1,888,026
Shares reacquired	(274,707)	(4,204,884)

Net increase (decrease) in shares outstanding	(150,644)	$(2,316,858)

Year ended September 30, 2003:
Shares sold	498,929	$5,595,853
Shares reacquired	(709,251)	(7,797,922)

Net increase (decrease) in shares outstanding	(210,322)	$(2,202,069)

Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

Cont’d

Class Z	Shares	Amount
Six months ended March 31, 2004:
Shares sold	728,693	$13,129,210
Shares reacquired	(2,787,885)	(50,465,001)

Net increase (decrease) in shares outstanding	(2,059,192)	$(37,335,791)

Year ended September 30, 2003:
Shares sold	1,479,591	$19,891,533
Shares reacquired	(2,099,979)	(28,349,127)

Net increase (decrease) in shares outstanding	(620,388)	$(8,457,594)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended September 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

24	Visit our website at www.jennisondryden.com

Financial Highlights

MARCH 31, 2004	SEMIANNUAL REPORT

JennisonDryden Mutual Funds

Jennison Small Company Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.72

Income (loss) from investment operations
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.07

Total from investment operations	3.02

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$18.74

Total Return(b):	19.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$319,537
Average net assets (000)	$306,883
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.25	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(d)
Net investment income (loss)	(.53	)%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	34	%(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	The Distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A

Year Ended September 30,

2003	2002	2001(a)	2000(a)	1999(a)

$11.41	$12.84	$14.52	$12.54	$13.79

(.08)	(.08)	(.06)	.01	(.01)
4.39	(1.35)	(1.62)	1.97	.29

4.31	(1.43)	(1.68)	1.98	.28

—	—	—	—	(1.53)

$15.72	$11.41	$12.84	$14.52	$12.54

37.77%	(11.14)%	(11.57)%	15.70%	1.48%

$281,920	$216,956	$259,762	$291,869	$319,779
$240,794	$286,120	$286,251	$284,681	$360,707

1.32%	1.22%	1.31%	1.37%	1.27%
1.07%	.97%	1.06%	1.12%	1.02%
(.60)%	(.53)%	(.45)%	.04%	(.09)%

51%	72%	83%	92%	39%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.72

Income (loss) from investment operations
Net investment loss	(.10)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.68

Total from investment operations	2.58

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$16.30

Total Return(b):	18.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$111,928
Average net assets (000)	$111,613
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.00	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(c)
Net investment loss	(1.29	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class B

Year Ended September 30,

2003	2002	2001(a)	2000(a)	1999(a)

$10.03	$11.38	$12.97	$11.28	$12.63

(.17)	(.18)	(.15)	(.08)	(.10)
3.86	(1.17)	(1.44)	1.77	.28

3.69	(1.35)	(1.59)	1.69	.18

—	—	—	—	(1.53)

$13.72	$10.03	$11.38	$12.97	$11.28

36.79%	(11.86)%	(12.26)%	14.88%	.74%

$103,475	$100,894	$132,990	$199,149	$335,013
$96,667	$143,748	$167,639	$250,061	$444,747

2.07%	1.97%	2.06%	2.12%	2.02%
1.07%	.97%	1.06%	1.12%	1.02%
(1.35)%	(1.28)%	(1.21)%	(.69)%	(.82)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.72

Income (loss) from investment operations
Net investment loss	(.10)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.68

Total from investment operations	2.58

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$16.30

Total Return(b):	18.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,461
Average net assets (000)	$18,616
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.00	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(c)
Net investment loss	(1.28	)%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C

Year Ended September 30,

2003	2002	2001(a)	2000(a)	1999(a)

$10.03	$11.38	$12.97	$11.28	$12.63

(.17)	(.18)	(.15)	(.08)	(.10)
3.86	(1.17)	(1.44)	1.77	.28

3.69	(1.35)	(1.59)	1.69	.18

—	—	—	—	(1.53)

$13.72	$10.03	$11.38	$12.97	$11.28

36.79%	(11.86)%	(12.26)%	14.88%	.74%

$17,612	$14,989	$18,847	$19,236	$25,207
$15,375	$20,812	$19,433	$20,159	$27,813

2.07%	1.97%	2.06%	2.12%	2.02%
1.07%	.97%	1.06%	1.12%	1.02%
(1.34)%	(1.28)%	(1.21)%	(.70)%	(.83)%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.07

Income (loss) from investment operations
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	3.15

Total from investment operations	3.12

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$19.19

Total Return(b):	19.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$60,461
Average net assets (000)	$76,341
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.00	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.00	%(c)
Net investment income (loss)	(.28	)(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z

Year Ended September 30,

2003	2002	2001(a)	2000(a)	1999(a)

$11.64	$13.07	$14.74	$12.70	$13.92

(.05)	(.04)	(.03)	.04	.02
4.48	(1.39)	(1.64)	2.00	.29

4.43	(1.43)	(1.67)	2.04	.31

—	—	—	—	(1.53)

$16.07	$11.64	$13.07	$14.74	$12.70

38.06%	(10.94)%	(11.33)%	15.97%	1.70%

$83,754	$67,858	$81,911	$105,656	$105,355
$73,512	$91,573	$99,657	$98,623	$131,013

1.07%	.97%	1.06%	1.12%	1.02%
1.07%	.97%	1.06%	1.12%	1.02%
(.35)%	(.28)%	(.21)%	.29%	.16%

See Notes to Financial Statements.

Jennison Small Company Fund, Inc.	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer •Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Small Company Fund, Inc.
Share Class	A	B	C	Z

NASDAQ	PGOAX	CHNDX	PSCCX	PSCZX
CUSIP	47629P106	47629P205	47629P304	47629P403

An investor should consider the investment objectives, risks, and charges and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at
www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Small Company Fund, Inc.
Share Class	A	B	C	Z

NASDAQ	PGOAX	CHNDX	PSCCX	PSCZX
CUSIP	47629P106	47629P205	47629P304	47629P403

MF109E2    IFS-A091965    Ed. 05/2004

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Maguerite E.H. Morrison
Maguerite E.H. Morrison Assistant Secretary

Date May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date May 24, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date May 24, 2004

*	Print the name and title of each signing officer under his or her signature.